Loss on financial instruments, net	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Loss on financial instruments, net
The amounts that were recognized in the consolidated statement of profit or loss related to the results of financial instruments are detailed below:

	December 31,
	2024	2023	2022
(Loss) gain on derivative financial instruments and foreign currency exchange, net	(802)	3,813	(1,920)
Realized gain on financial instruments at FVTPL	251	—	510
Loss on sale of financial instruments at amortized cost	—	(3,858)	—
Realized gain on financial instruments at FVOCI	68	—	—
	(483)	(45)	(1,410)